UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Dividend Opportunity Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (90.0%)

CONSUMER DISCRETIONARY (5.2%)

Distributors (0.7%)

Genuine Parts Co.(a)	258,418	$13,861,542

Hotels, Restaurants & Leisure (0.9%)

McDonald’s Corp.	247,556	18,836,536

Media (2.6%)

Cinemark Holdings, Inc.(a)	638,402	12,353,079
National CineMedia, Inc.(a)	849,351	15,857,383
Regal Entertainment Group, Class A(a)	1,682,736	22,716,936

Total		50,927,398

Specialty Retail (1.0%)

Foot Locker, Inc.(a)	606,269	11,955,625
Limited Brands, Inc.	250,912	8,249,986

Total		20,205,611

TOTAL CONSUMER DISCRECTIONARY		103,831,087

CONSUMER STAPLES (10.9%)

Beverages (0.7%)

Diageo PLC, ADR(a)(b)	184,093	14,031,568

Food Products (1.8%)

B&G Foods, Inc.(a)	1,020,917	19,162,612
ConAgra Foods, Inc.	466,671	11,083,436
Kraft Foods, Inc., Class A(a)	171,612	5,381,753

Total		35,627,801

Household Products (1.2%)

Kimberly-Clark Corp.	86,337	5,635,216
Procter & Gamble Co. (The)	279,066	17,190,466

Total		22,825,682

Tobacco (7.2%)

Altria Group, Inc.	541,035	14,083,141
Lorillard, Inc.	834,307	79,267,508
Philip Morris International, Inc.	763,461	50,105,945

Total		143,456,594

TOTAL CONSUMER STAPLES		215,941,645

ENERGY (11.4%)

Oil, Gas & Consumable Fuels (11.4%)

Chevron Corp.	646,974	69,504,417
Crude Carriers Corp.(a)(b)	403,236	6,092,896
Enbridge Energy Management LLC(c)	57,216	36
Enbridge, Inc.(a)(b)	823,207	50,586,070
ENI SpA(b)	557,574	13,694,054

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (cont.)

Kinder Morgan Management LLC(c)(d)	—	$2
Royal Dutch Shell PLC, ADR(b)	389,076	28,348,077
Ship Finance International Ltd.(a)(b)	166,840	3,458,593
Spectra Energy Corp.	411,402	11,181,906
Total SA, ADR(b)	522,948	31,884,140
TransCanada Corp.(a)(b)	295,989	11,996,434

Total		226,746,625

TOTAL ENERGY		226,746,625

FINANCIALS (9.0%)

Capital Markets (0.4%)

Morgan Stanley	306,726	8,379,755

Commercial Banks (3.2%)

Bank of Montreal(a)(b)	241,105	15,667,003
National Australia Bank Ltd.(b)	743,519	19,872,348
Toronto-Dominion Bank (The)(b)	201,646	17,863,819
Wells Fargo & Co.	295,515	9,367,825

Total		62,770,995

Diversified Financial Services (2.4%)

Bank of America Corp.	1,524,120	20,316,519
JPMorgan Chase & Co.	596,227	27,486,065

Total		47,802,584

Insurance (0.9%)

Allstate Corp. (The)	279,942	8,896,557
Marsh & McLennan Companies, Inc.(a)	195,024	5,813,665
Unitrin, Inc.	108,086	3,337,696

Total		18,047,918

Real Estate Investment Trusts (REITs) (1.7%)

ProLogis	678,897	10,848,774
Ventas, Inc.(a)	54,475	2,957,992
Weyerhaeuser Co.(a)	792,541	19,496,509

Total		33,303,275

Thrifts & Mortgage Finance (0.4%)

Capitol Federal Financial, Inc.(a)	681,638	7,682,060

TOTAL FINANCIALS		177,986,587

HEALTH CARE (8.9%)

Pharmaceuticals (8.9%)

Abbott Laboratories	215,419	10,566,302
Bristol-Myers Squibb Co.(a)	1,810,838	47,860,448
Eli Lilly & Co.	260,439	9,159,640

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (cont.)

Johnson & Johnson	190,950	$11,313,788
Merck & Co., Inc.	981,341	32,394,066
Novartis AG, ADR(a)(b)	245,006	13,316,076
Pfizer, Inc.	2,524,709	51,276,840

Total		175,887,160

TOTAL HEALTH CARE		175,887,160

INDUSTRIALS (8.8%)

Aerospace & Defense (1.6%)

Honeywell International, Inc.	328,863	19,636,410
Lockheed Martin Corp.(a)	153,331	12,327,812

Total		31,964,222

Commercial Services & Supplies (2.3%)

Deluxe Corp.(a)	405,472	10,761,227
Pitney Bowes, Inc.(a)	652,561	16,764,292
RR Donnelley & Sons Co.(a)	508,576	9,622,258
Waste Management, Inc.(a)	206,762	7,720,493

Total		44,868,270

Electrical Equipment (1.1%)

Hubbell, Inc., Class B(a)	313,117	22,240,700

Industrial Conglomerates (2.0%)

General Electric Co.	935,207	18,750,900
Siemens AG, ADR(b)	145,672	20,006,593

Total		38,757,493

Machinery (1.2%)

Caterpillar, Inc.	92,560	10,306,556
Harsco Corp.	384,179	13,557,677

Total		23,864,233

Trading Companies & Distributors (0.6%)

Fly Leasing Ltd., ADR(b)	933,618	12,911,937

TOTAL INDUSTRIALS		174,606,855

INFORMATION TECHNOLOGY (6.2%)

Communications Equipment (0.7%)

Nokia OYJ, ADR(a)(b)	1,622,071	13,803,824

IT Services (0.5%)

Paychex, Inc.	336,504	10,552,766

Semiconductors & Semiconductor Equipment (4.0%)

Intel Corp.	1,057,356	21,326,871
Maxim Integrated Products, Inc.	618,044	15,821,926
Microchip Technology, Inc.(a)	834,689	31,726,529
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	870,425	10,601,776

Total		79,477,102

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (1.0%)

Microsoft Corp.	740,066	$18,768,074

TOTAL INFORMATION TECHNOLOGY		122,601,766

MATERIALS (7.4%)

Chemicals (4.5%)

Air Products & Chemicals, Inc.	129,204	11,651,617
Dow Chemical Co. (The)	179,468	6,774,917
Eastman Chemical Co.	193,533	19,221,697
EI du Pont de Nemours & Co.	694,530	38,178,314
Olin Corp.(a)	588,849	13,496,419

Total		89,322,964

Containers & Packaging (1.0%)

Packaging Corp. of America	668,564	19,314,814

Metals & Mining (1.3%)

Compass Minerals International, Inc.(a)	58,184	5,441,949
Nucor Corp.(a)	154,346	7,103,003
Rio Tinto PLC, ADR(a)(b)	113,208	8,051,353
Southern Copper Corp.	148,139	5,965,558

Total		26,561,863

Paper & Forest Products (0.6%)

MeadWestvaco Corp.	400,350	12,142,616

TOTAL MATERIALS		147,342,257

TELECOMMUNICATION SERVICES (12.4%)

Diversified Telecommunication Services (11.8%)

AT&T, Inc.	2,542,802	77,809,741
BT Group PLC(b)	3,554,121	10,582,017
CenturyLink, Inc.(a)	587,853	24,425,292
Deutsche Telekom AG, ADR(b)	498,044	7,672,368
Frontier Communications Corp.(a)	1,818,454	14,947,692
Qwest Communications International, Inc.	2,956,701	20,194,268
Telefonica SA, ADR(b)	463,218	11,682,358
Telefonos de Mexico SAB de CV, Series L, ADR(a)(b)	634,924	11,593,712
Telstra Corp., Ltd.(b)	3,280,800	9,570,028
Verizon Communications, Inc.(a)	906,143	34,922,751
Windstream Corp.(a)	864,325	11,123,863

Total		234,524,090

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services (0.6%)

Vodafone Group PLC, ADR(a)(b)	440,688	$12,669,780

TOTAL TELECOMMUNICATION SERVICES		247,193,870

UTILITIES (9.8%)

Electric Utilities (4.2%)

American Electric Power Co., Inc.	317,655	11,162,397
Duke Energy Corp.	815,127	14,794,555
Pepco Holdings, Inc.(a)	577,813	10,776,213
Pinnacle West Capital Corp.	248,151	10,618,381
PPL Corp.	349,143	8,833,318
Progress Energy, Inc.	339,115	15,646,766
Southern Co.	237,944	9,068,046
UIL Holdings Corp.(a)	110,939	3,385,858

Total		84,285,534

Gas Utilities (1.3%)

Nicor, Inc.	471,599	25,324,866

Multi-Utilities (4.3%)

Ameren Corp.	207,995	5,838,420
CH Energy Group, Inc.(a)	96,960	4,900,358
Consolidated Edison, Inc.(a)	301,109	15,272,248
Dominion Resources, Inc.	104,933	4,690,505
DTE Energy Co.	207,630	10,165,565
National Grid PLC(b)	1,459,021	13,902,928
NiSource, Inc.(a)	396,892	7,612,389
NSTAR	70,186	3,247,506
Public Service Enterprise Group, Inc.	193,412	6,094,412
Sempra Energy	92,966	4,973,681
Xcel Energy, Inc.	357,153	8,532,385

Total		85,230,397

TOTAL UTILITIES		194,840,797

Total Common Stocks (Cost: $1,647,248,814)		$1,786,978,649

Convertible Preferred Stocks (1.5%)

CONSUMER DISCRETIONARY (0.2%)

Automobiles (0.2%)

General Motors Co., 4.750%(a)(c)	78,568	$3,786,978

TOTAL CONSUMER DISCRECTIONARY		3,786,978

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

FINANCIALS (1.3%)

Insurance (1.3%)

MetLife, Inc. , 5.000%(a)(c)	207,300	$17,649,107
XL Group PLC, 10.750%(a)(b)(c)	250,000	8,410,000

Total		26,059,107

TOTAL FINANCIALS		26,059,107

Total Convertible Preferred Stocks (Cost: $27,444,414)		$29,846,085

	Coupon	Principal
Issuer	Rate	Amount	Value

Equity-Linked Notes (5.9%)

Deutsche Bank AG(b)(c)(e)
Mandatory Exchangeable Notes
06/24/11	8.150%	$614,200	$29,753,690
06/24/11	11.220%	1,452,600	34,477,461
06/24/11	12.210%	244,700	5,641,314
06/24/11	12.510%	269,800	15,522,134
Goldman Sachs Group, Inc. (The)(c)(e)
Mandatory Exchangeable Notes
06/22/11	8.350%	530,706	14,126,847
08/27/11	7.000%	629,330	9,589,743
Morgan Stanley PERQS(c)(e)
06/23/11	7.460%	480,600	8,468,172

Total Equity-Linked Notes (Cost: $110,754,041)			$117,579,361

Convertible Bonds (0.2%)

BUILDING MATERIALS (0.2%)

Cemex SAB de CV Subordinated Notes(b)(e)
03/15/18	3.750%	$3,024,000	$3,123,792

Total Convertible Bonds (Cost: $3,024,000)			$3,123,792

	Shares	Value

Money Market Fund (1.4%)
Columbia Short-Term Cash Fund, 0.229%(f)(g)	28,044,105	$28,044,105

Total Money Market Fund (Cost: $28,044,105)		$28,044,105

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.4%)

Asset-Backed Commercial Paper (0.7%)

Cancara Asset Securitisation LLC
04/28/11	0.250%	$999,792	$999,792
Ebbets Funding LLC
04/12/11	0.480%	4,997,867	4,997,867
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	1,997,250	1,997,250
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			12,987,242

Certificates of Deposit (11.9%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	10,000,000	10,000,000
Bank of Nova Scotia
05/12/11	0.220%	12,000,000	12,000,000
Canadian Imperial Bank
04/07/11	0.240%	5,000,000	5,000,000
Clydesdale Bank PLC
04/21/11	0.400%	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400%	8,000,197	8,000,197
Credit Industrial et Commercial
06/13/11	0.400%	13,000,000	13,000,000
Credit Suisse
04/15/11	0.240%	5,000,000	5,000,000
Den Danske Bank
04/01/11	0.190%	15,000,000	15,000,000
Deutsche Bank AG
07/08/11	0.320%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
04/04/11	0.400%	5,000,000	5,000,000
05/09/11	0.400%	6,000,000	6,000,000
KBC Bank NV
04/22/11	0.450%	9,000,000	9,000,000
04/29/11	0.450%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/05/11	0.350%	6,000,000	6,000,000
05/11/11	0.370%	6,993,603	6,993,603
05/23/11	0.345%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	10,000,000	10,000,000
06/30/11	0.360%	3,000,000	3,000,000
Natixis
05/09/11	0.503%	10,000,000	10,000,000
Norinchukin Bank
05/09/11	0.350%	5,000,000	5,000,000
05/13/11	0.350%	5,000,000	5,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Rabobank Group
04/27/11	0.298%	10,000,000	10,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Societe Generale
07/01/11	0.363%	$15,000,000	$15,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	5,000,000	5,000,000
Swedbank AB
04/05/11	0.170%	12,000,000	12,000,000
Union Bank of Switzerland
04/18/11	0.333%	5,000,000	5,000,000
08/15/11	0.355%	8,000,000	8,000,000
Westpac Banking Corp.
05/09/11	0.230%	10,000,000	10,000,000

Total			236,993,800

Commercial Paper (1.1%)

ASB Finance Ltd.
05/03/11	0.391%	7,984,920	7,984,920
PB Capital Corp.
05/16/11	0.591%	2,995,329	2,995,329
Suncorp Metway Ltd.
04/27/11	0.300%	4,998,542	4,998,542
Westpac Securities NZ Ltd.
09/02/11	0.341%	5,000,000	5,000,000

Total			20,978,791

Other Short-Term Obligations (0.1%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	3,000,000	3,000,000

Repurchase Agreements (3.6%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $45,000,288(h)
	0.230%	45,000,000	45,000,000
Citigroup Global Markets, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,018(h)
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $1,002,239(h)
	0.160%	1,002,235	1,002,235
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,039(h)
	0.280%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $15,000,092(h)
	0.220%	$15,000,000	$15,000,000

Total			71,002,235

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $344,962,068)			$344,962,068

Total Investments (Cost: $2,161,477,442)(i)			$2,310,534,060(j)
Other Assets & Liabilities, Net			(325,400,999)

Net Assets			$1,985,133,061

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 23.51% of net assets.
(c)	Non-income producing.
(d)	Represents fractional shares.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $120,703,153 or 6.08% of net assets.
(f)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$33,579,100	$624,833,437	$(630,368,432)	$—	$28,044,105	$56,006	$28,044,105

(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.
(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$6,249
Fannie Mae Interest Strip	2,432,146
Fannie Mae Pool	21,421,603
Fannie Mae Principal Strip	229,233
Fannie Mae REMICS	713,313
Federal Farm Credit Bank	409,150
Federal Home Loan Banks	607,078
Federal Home Loan Mortgage Corp	355,655
Federal National Mortgage Association	278,187
FHLMC Structured Pass Through Securities	124,567
Freddie Mac Coupon Strips	2,696
Freddie Mac Gold Pool	3,035,832
Freddie Mac Non Gold Pool	9,198,300
Freddie Mac REMICS	911,225
Freddie Mac Strips	236,959
Ginnie Mae I Pool	643,789
Ginnie Mae II Pool	1,958,317
Government National Mortgage Association	760,459
LMA SA & LMA Americas	2,153
Metlife Short Term Funding	2,956
Sanofi-Aventis	9,191
Silver Tower US Fund	2,052
Suncorp-Metway Ltd	6,310
United States Treasury Inflation Indexed Bonds	135,202
United States Treasury Strip Coupon	2,203,023
United States Treasury Strip Principal	214,360

Total Market Value of Collateral Securities	$45,900,005

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$1,022,279

Total Market Value of Collateral Securities	$1,022,279

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$26,715
Fannie Mae REMICS	4,374,801
Fannie Mae Whole Loan	16,247
Freddie Mac REMICS	6,316,594
Government National Mortgage Association	3,752,129
United States Treasury Bill	813,514

Total Market Value of Collateral Securities	$15,300,000

(i)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $2,161,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$201,356,000
Unrealized Depreciation	(52,299,000)

Net Unrealized Appreciation	$149,057,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
PERQS	Performance Equity-Linked Redemption Quarterly-Pay Securities

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$103,831,087	$—	$—	$103,831,087
Consumer Staples	215,941,645	—	—	215,941,645
Energy	213,052,533	13,694,092	—	226,746,625
Financials	158,114,239	19,872,348	—	177,986,587
Health Care	175,887,160	—	—	175,887,160
Industrials	174,606,855	—	—	174,606,855
Information Technology	122,601,766	—	—	122,601,766
Materials	147,342,257	—	—	147,342,257
Telecommunication Services	219,369,457	27,824,413	—	247,193,870
Utilities	180,937,869	13,902,928	—	194,840,797
Convertible Preferred Stocks
Consumer Discretionary	—	3,786,978	—	3,786,978
Financials	—	26,059,107	—	26,059,107

Total Equity Securities	1,711,684,868	105,139,866	—	1,816,824,734

Bonds
Convertible Bonds	—	3,123,792	—	3,123,792

Total Bonds	—	3,123,792	—	3,123,792

Other
Equity-Linked Notes	—	117,579,361	—	117,579,361
Affiliated Money Market Fund(c)	28,044,105	—	—	28,044,105
Investments of Cash Collateral Received for Securities on Loan	—	344,962,068	—	344,962,068

Total Other	28,044,105	462,541,429	—	490,585,534

Total	$1,739,728,973	$570,805,087	$—	$2,310,534,060

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2.	Control and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke Treasurer and Principal Financial Officer

Date	May 20, 2011